Subsequent events (Details Textual) - Subsequent Event [Member] - Lincoln Park Capital Fund, LLC [Member] - USD ($) $ in Millions	Jan. 12, 2016	Mar. 01, 2016
Capital Stock, Shares Authorized, Value	$ 20	$ 250
Stock Issued During Period, Shares, Issued for Services	48,856